Segment Information (Tables)	3 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Segment Information
	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments

Net revenue from transaction activities and other services	442,127	77,784	32,830	-	552,741
Financial income	2,955,886	66,703	969	673,037	3,696,595
Total revenue and financial income	3,398,013	144,487	33,799	673,037	4,249,336
Transaction expenses	(136,043)	(49,834)	(1,979)	1,415	(186,440)
Interest and Other financial expenses	(1,312,192)	(79,761)	-	(600,891)	(1,992,844)
Credit loss allowance expenses	(973,531)	(489)	-	-	(974,020)
Adjusted gross profit	976,247	14,403	31,820	73,561	1,096,032
a)Segment information
	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments

Net revenue from transaction activities and other services	313,835	67,227	20,285	-	401,347
Financial income	1,754,982	(16,533)	1,046	188,300	1,927,795
Total revenue and financial income	2,068,817	50,694	21,331	188,300	2,329,142
Transaction expenses	(151,100)	(32,397)	(308)	(711)	(184,516)
Interest and Other financial expenses	(722,409)	(180)	(26)	(182,517)	(905,132)
Credit loss allowance expenses	(480,136)	-	-	-	(480,136)
Adjusted gross profit	715,172	18,117	20,997	5,072	759,358

Schedule of Revenue and Financial Income Reconciliation
March 31, 2026

Net revenue from transaction activities and other services	552,741
Financial income	3,696,595
Total reportable segments	4,249,336
Inter-segment revenues, adjustments or reclassifications (1)	(736,908)
Total revenue and financial income	3,512,428

(1)	Represents eliminations of inter-segment revenue from funding transactions between the Consumer banking, Small and Medium-Sized Businesses, Audiences and Ecosystem Integration and Institutional segments for R$ (736,908).
b)Revenue and financial income reconciliation
March 31, 2025

Net revenue from transaction activities and other services	401,347
Financial income	1,927,795
Total reportable segments	2,329,142
Inter-segment revenues, adjustments or reclassifications (1)	(265,212)
Total revenue and financial income	2,063,930

(1)	Represents eliminations of inter-segment revenue from funding transactions between the Consumer banking, Small and Medium-Sized Businesses, Audiences and Ecosystem Integration and Institutional segments for R$ (265,212).

Schedule of Reconciliation from Segment Adjusted Gross profit to Profit Before Income Taxes
March 31, 2026

Adjusted gross profit - Total reportable segments	1,096,032
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(162,462)
Marketing expenses	(179,367)
Personnel expenses	(337,634)
Administrative expenses	(111,090)
Depreciation and amortization	(118,378)
Other expenses	(9,874)
Other income	44,487
Profit before income taxes	221,714
c)Reconciliation from segment adjusted gross profit to profit before income taxes
March 31, 2025

Adjusted gross profit - Total reportable segments	759,358
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(112,901)
Marketing expenses	(154,237)
Personnel expenses	(260,323)
Administrative expenses	(63,114)
Depreciation and amortization	(103,692)
Other expenses	(11,225)
Other income	22,751
Profit before income taxes	76,617